Annual Operating Expenses - FidelityMichiganMunicipalIncomeFund-PRO - FidelityMichiganMunicipalIncomeFund-PRO - Fidelity Michigan Municipal Income Fund - Fidelity Michigan Municipal Income Fund	Mar. 01, 2024
Operating Expenses:
Management fee	0.44%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.46%

[1]	BThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
[2]	AAdjusted to reflect current fees.